Shareholder Report, Holdings (Details)	Aug. 31, 2024
Columbia Emerging Markets Fund Class A | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Emerging Markets Fund Class A | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Emerging Markets Fund Class A | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Emerging Markets Fund Class A | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Fund Class A | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Fund Class A | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Fund Class A | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund Class A | Larsen & Toubro Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Emerging Markets Fund Class A | PT Bank Rakyat Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Emerging Markets Fund Class A | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Columbia Emerging Markets Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Emerging Markets Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Emerging Markets Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Emerging Markets Fund Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Emerging Markets Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Emerging Markets Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Emerging Markets Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Emerging Markets Fund Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Emerging Markets Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Emerging Markets Fund Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Emerging Markets Fund Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Columbia Emerging Markets Fund Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Emerging Markets Fund Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Emerging Markets Fund Class A | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Emerging Markets Fund Class A | GREECE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Emerging Markets Fund Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Emerging Markets Fund Class A | other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Emerging Markets Fund Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Emerging Markets Fund Class A | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Fund Advisor Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Emerging Markets Fund Advisor Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Emerging Markets Fund Advisor Class | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Emerging Markets Fund Advisor Class | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Fund Advisor Class | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Fund Advisor Class | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Fund Advisor Class | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund Advisor Class | Larsen & Toubro Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Emerging Markets Fund Advisor Class | PT Bank Rakyat Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Emerging Markets Fund Advisor Class | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Columbia Emerging Markets Fund Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Emerging Markets Fund Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Emerging Markets Fund Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Emerging Markets Fund Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Emerging Markets Fund Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Emerging Markets Fund Advisor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Emerging Markets Fund Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Emerging Markets Fund Advisor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Emerging Markets Fund Advisor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund Advisor Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Emerging Markets Fund Advisor Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Emerging Markets Fund Advisor Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Columbia Emerging Markets Fund Advisor Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Emerging Markets Fund Advisor Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Emerging Markets Fund Advisor Class | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Emerging Markets Fund Advisor Class | GREECE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Emerging Markets Fund Advisor Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Emerging Markets Fund Advisor Class | other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Emerging Markets Fund Advisor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Emerging Markets Fund Advisor Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Fund Class C | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Emerging Markets Fund Class C | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Emerging Markets Fund Class C | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Emerging Markets Fund Class C | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Fund Class C | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Fund Class C | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Fund Class C | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund Class C | Larsen & Toubro Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Emerging Markets Fund Class C | PT Bank Rakyat Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Emerging Markets Fund Class C | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Columbia Emerging Markets Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Emerging Markets Fund Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Emerging Markets Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Emerging Markets Fund Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Emerging Markets Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Emerging Markets Fund Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Emerging Markets Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Emerging Markets Fund Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Emerging Markets Fund Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Emerging Markets Fund Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Emerging Markets Fund Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Columbia Emerging Markets Fund Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Emerging Markets Fund Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Emerging Markets Fund Class C | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Emerging Markets Fund Class C | GREECE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Emerging Markets Fund Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Emerging Markets Fund Class C | other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Emerging Markets Fund Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Emerging Markets Fund Class C | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Fund Institutional Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Emerging Markets Fund Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Emerging Markets Fund Institutional Class | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Emerging Markets Fund Institutional Class | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Fund Institutional Class | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Fund Institutional Class | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Fund Institutional Class | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund Institutional Class | Larsen & Toubro Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Emerging Markets Fund Institutional Class | PT Bank Rakyat Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Emerging Markets Fund Institutional Class | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Columbia Emerging Markets Fund Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Emerging Markets Fund Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Emerging Markets Fund Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Emerging Markets Fund Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Emerging Markets Fund Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Emerging Markets Fund Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Emerging Markets Fund Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Emerging Markets Fund Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Emerging Markets Fund Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Emerging Markets Fund Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Emerging Markets Fund Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Columbia Emerging Markets Fund Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Emerging Markets Fund Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Emerging Markets Fund Institutional Class | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Emerging Markets Fund Institutional Class | GREECE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Emerging Markets Fund Institutional Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Emerging Markets Fund Institutional Class | other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Emerging Markets Fund Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Emerging Markets Fund Institutional Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Fund Institutional 2 Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Emerging Markets Fund Institutional 2 Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Emerging Markets Fund Institutional 2 Class | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Emerging Markets Fund Institutional 2 Class | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Fund Institutional 2 Class | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Fund Institutional 2 Class | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Fund Institutional 2 Class | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund Institutional 2 Class | Larsen & Toubro Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Emerging Markets Fund Institutional 2 Class | PT Bank Rakyat Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Emerging Markets Fund Institutional 2 Class | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Columbia Emerging Markets Fund Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Emerging Markets Fund Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Emerging Markets Fund Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Emerging Markets Fund Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Emerging Markets Fund Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Emerging Markets Fund Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Emerging Markets Fund Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Emerging Markets Fund Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Emerging Markets Fund Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund Institutional 2 Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Emerging Markets Fund Institutional 2 Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Emerging Markets Fund Institutional 2 Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Columbia Emerging Markets Fund Institutional 2 Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Emerging Markets Fund Institutional 2 Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Emerging Markets Fund Institutional 2 Class | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Emerging Markets Fund Institutional 2 Class | GREECE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Emerging Markets Fund Institutional 2 Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Emerging Markets Fund Institutional 2 Class | other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Emerging Markets Fund Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Emerging Markets Fund Institutional 2 Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Emerging Markets Fund Institutional 3 Class | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Emerging Markets Fund Institutional 3 Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Emerging Markets Fund Institutional 3 Class | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Emerging Markets Fund Institutional 3 Class | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Emerging Markets Fund Institutional 3 Class | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Emerging Markets Fund Institutional 3 Class | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Emerging Markets Fund Institutional 3 Class | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Emerging Markets Fund Institutional 3 Class | Larsen & Toubro Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Emerging Markets Fund Institutional 3 Class | PT Bank Rakyat Indonesia Persero Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Emerging Markets Fund Institutional 3 Class | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Emerging Markets Fund Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Columbia Emerging Markets Fund Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Emerging Markets Fund Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Emerging Markets Fund Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Emerging Markets Fund Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Columbia Emerging Markets Fund Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Emerging Markets Fund Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Emerging Markets Fund Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Emerging Markets Fund Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Emerging Markets Fund Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Emerging Markets Fund Institutional 3 Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Columbia Emerging Markets Fund Institutional 3 Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Columbia Emerging Markets Fund Institutional 3 Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Columbia Emerging Markets Fund Institutional 3 Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Emerging Markets Fund Institutional 3 Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Emerging Markets Fund Institutional 3 Class | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Emerging Markets Fund Institutional 3 Class | GREECE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Emerging Markets Fund Institutional 3 Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Emerging Markets Fund Institutional 3 Class | other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Emerging Markets Fund Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Emerging Markets Fund Institutional 3 Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.50%